Financing receivables (Tables)	6 Months Ended
Sep. 30, 2021
Financing Receivables [Abstract]
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2021
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥605,200	¥—	¥605,200
Short-term secured margin loans	436,221	—	436,221
Inter-bank money market loans	1,289	—	1,289
Corporate loans	1,082,239	818,523	1,900,762

Total loans receivable	¥2,124,949	¥818,523	¥2,943,472

Advances to affiliated companies	1,000	—	1,000

Total	¥2,125,949	¥818,523	¥2,944,472

	Millions of yen
	September 30, 2021
	Carried at amortized cost	Carried at fair value (1)	Total
Loans receivable
Loans at banks	¥646,698	¥—	¥646,698
Short-term secured margin loans	440,239	—	440,239
Inter-bank money market loans	1,476	—	1,476
Corporate loans	1,137,996	916,938	2,054,934

Total loans receivable	¥2,226,409	¥916,938	¥3,143,347

Advances to affiliated companies	1,000	—	1,000

Total	¥2,227,409	¥916,938	¥3,144,347

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for doubtful accounts

	Millions of yen
	Six months ended September 30, 2020
	Allowance for current expected credit losses				Allowance for receivables other than loans (2)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance prior to CECL adoption	¥1,564	¥352	¥7,944	¥9,860	¥3,152	¥13,012
Impact of CECL adoption (1)	232	—	1,738	1,970	2	1,972
Opening balance after CECL adoption	1,796	352	9,682	11,830	3,154	14,984
Provision for credit losses	(232)	—	(2,244)	(2,476)	1,075	(1,401)
Charge-offs	(318)	(359)	0	(677)	(1,315)	(1,992)
Other (4)	—	7	(225)	(218)	(17)	(235)

Ending balance	¥1,246	¥—	¥7,213	¥8,459	¥2,897	¥11,356

	Millions of yen
	Six months ended September 30, 2021
	Allowance for current expected credit losses				Allowance for receivables other than loans (2)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,282	¥—	¥47,985	¥49,267	¥4,517	¥53,784
Provision for credit losses (3)	—	—	8,924	8,924	78	9,002
Charge-offs	—	—	(17)	(17)	(62)	(79)
Other (4)	161	—	718	879	(1,875)	(996)

Ending balance	¥1,443	¥—	¥57,610	¥59,053	¥2,658	¥61,711

	Millions of yen
	Three months ended September 30, 2020
	Allowance for current expected credit losses				Allowance for receivables other than loans (2)	Total allowance for current expected credit losses
	Loans at banks	Short-term secured margin loans	Corporate loans	Subtotal
Opening balance	¥1,454	¥292	¥7,727	¥9,473	¥2,881	¥12,354
Provision for credit losses	110	76	(392)	(206)	31	(175)
Charge-offs	(318)	(359)	0	(677)	7	(670)
Other (4)	—	(9)	(122)	(131)	(22)	(153)

Ending balance	¥1,246	¥—	¥7,213	¥8,459	¥2,897	¥11,356

(1)	The balance recognized on April 1, 2020 on adoption of ASC 326.
(2)	Includes collateralized agreements, customer contract assets and receivables and other receivables.
(3)
As of September 30, 2021, following the default of a client arising from the U.S. Prime Brokerage Event, an additional allowance for current expected credit losses of
¥9,289
 million was taken on the loans with the client.

(4)	Includes recoveries collected and the effect of foreign exchange movements.

Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators
The following tables present an analysis of each class of loans not carried at fair value using Nomura’s internal ratings or equivalent credit quality indicators applied by subsidiaries by years of origination as of March 31 and September 30, 2021.

	Millions of yen
	March 31, 2021
	2021	2020	2019	2018	2017	2016 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥54,179	¥115,003	¥17,106	¥12,450	¥4,240	¥17,634	¥—	¥220,612
BB-CCC	75,680	115,131	3,864	2,324	—	5,484	—	202,483
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	61,185	—	—	—	—	—	61,185

Total secured loans at banks	¥129,859	¥291,319	¥20,970	¥14,774	¥4,240	¥23,118	¥—	¥484,280

Unsecured loans at banks:
AAA-BBB	¥9,101	¥22,955	¥27,863	¥17,563	¥8,484	¥34,719	¥—	¥120,685
BB-CCC	—	—	235	—	—	—	—	235
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥9,101	¥22,955	¥28,098	¥17,563	¥8,484	¥34,719	¥—	¥120,920

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	170,514	141	—	—	—	—	265,566	436,221

Total short-term secured margin loans	¥170,514	¥141	¥—	¥—	¥—	¥—	¥265,566	¥436,221

Unsecured inter-bank money market loans:
AAA-BBB	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥1,289	¥—	¥—	¥—	¥—	¥—	¥—	¥1,289

Secured corporate loans:
AAA-BBB	¥33,965	¥261,182	¥45,880	¥9,817	¥6,406	¥27,672	¥97	¥385,019
BB-CCC	20,093	102,941	34,435	29,869	13,067	17,573	173,178	391,156
CC-D(2)	197,859	—	—	—	—	—	—	197,859
Others(1)	—	39	40	11	30	4,697	428	5,245

Total secured corporate loans	¥251,917	¥364,162	¥80,355	¥39,697	¥19,503	¥49,942	¥173,703	¥979,279

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	84	—	450	—	—	—	—	534
CC-D	—	—	—	—	—	—	—	—
Others(1)	1	191	8	97,212	—	5,014	—	102,426

Total unsecured corporate loans	¥85	¥191	¥458	¥97,212	¥—	¥5,014	¥—	¥102,960

Advances to affiliated companies
AAA-BBB	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥563,765	¥678,768	¥129,881	¥169,246	¥32,227	¥112,793	¥439,269	¥2,125,949

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥197,859 million in relation to the U.S. Prime Brokerage Event.

	Millions of yen
	September 30, 2021
	2021	2020	2019	2018	2017	2016 or earlier	Revolving	Total
Secured loans at banks:
AAA-BBB	¥151,255	¥58,432	¥17,059	¥9,465	¥4,070	¥15,612	¥—	¥255,893
BB-CCC	177,829	29,544	3,136	2,236	—	4,370	—	217,115
CC-D	—	—	—	—	—	—	—	—
Others(1)	71,377	—	—	—	—	—	—	71,377

Total secured loans at banks	¥400,461	¥87,976	¥20,195	¥11,701	¥4,070	¥19,982	¥—	¥544,385

Unsecured loans at banks:
AAA-BBB	¥15,136	¥18,681	¥22,350	¥14,798	¥4,903	¥26,445	¥—	¥102,313
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	0	—	0
Others(1)	—	—	—	—	—	—	—	—

Total unsecured loans at banks	¥15,136	¥18,681	¥22,350	¥14,798	¥4,903	¥26,445	¥—	¥102,313

Short-term secured margin loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	164,405	—	—	—	—	—	275,834	440,239

Total short-term secured margin loans	¥164,405	¥—	¥—	¥—	¥—	¥—	¥275,834	¥440,239

Unsecured inter-bank money market loans:
AAA-BBB	¥1,476	¥—	¥—	¥—	¥—	¥—	¥—	¥1,476
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total unsecured inter-bank money market loans	¥1,476	¥—	¥—	¥—	¥—	¥—	¥—	¥1,476

Secured corporate loans:
AAA-BBB	¥43,117	¥205,431	¥78,930	¥12,067	¥235	¥17,958	¥9,089	¥366,827
BB-CCC	166,917	17,740	44,837	76,746	10,179	26,886	274,120	617,425
CC-D(2)	53,276	—	—	—	—	—	—	53,276
Others(1)	19	36	27	10	26	73	82	273

Total secured corporate loans	¥263,329	¥223,207	¥123,794	¥88,823	¥10,440	¥44,917	¥283,291	¥1,037,801

Unsecured corporate loans:
AAA-BBB	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
BB-CCC	299	—	2,651	—	—	—	—	2,950
CC-D	—	—	—	—	—	—	—	—
Others(1)	400	196	—	96,646	—	3	—	97,245

Total unsecured corporate loans	¥699	¥196	¥2,651	¥96,646	¥—	¥3	¥—	¥100,195

Advances to affiliated companies
AAA-BBB	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000
BB-CCC	—	—	—	—	—	—	—	—
CC-D	—	—	—	—	—	—	—	—
Others(1)	—	—	—	—	—	—	—	—

Total advances to affiliated companies	¥1,000	¥—	¥—	¥—	¥—	¥—	¥—	¥1,000

Total	¥846,506	¥330,060	¥168,990	¥211,968	¥19,413	¥91,347	¥559,125	¥2,227,409

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.
(2)	Includes loans of ¥53,276 million in relation to the U.S. Prime Brokerage Event.